ROPES & GRAY LLP

PRUDENTIAL TOWER

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December 9, 2011	James M. Forbes
617-235-4765
james.forbes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of Prospectus and Statement of Additional Information for GMO Resources Fund (relating to one of the sixty-nine series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 153 to the Trust’s Registration Statement under the Securities Act and Amendment No. 192 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 153/192”), as filed electronically with the Commission on December 6, 2011. Amendment No. 153/192 became effective on December 6, 2011.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 617-235-4765.

Very truly yours,

/s/ James M. Forbes

James M. Forbes

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.

Elizabeth J. Reza, Esq.